Employee Benefits	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefits
14. Employee Benefits
The Company has a defined contribution 401(k) plan available to eligible employees. Under the terms of the plan, employees may make voluntary contributions as a percent of compensation, limited to the maximum amount allowable under federal tax regulations. The Company, at its discretion, may make certain contributions to the 401(k) plan. Through December 31, 2023, the Company made no matching contributions.